Business segment information - Information by business segment (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) country segment	Jun. 30, 2025 USD ($)
Business segment information
Number of business segments | segment				5
Sales	$ 61,771	$ 54,163	$ 49,627	$ 115,934	$ 101,881
Excise taxes	(4,674)	(4,647)	(4,951)	(9,321)	(9,306)
Revenues from sales	57,097	49,516	44,676	106,613	92,575
Operating expenses	(46,441)		(37,089)	(82,596)	(75,589)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,075)	(3,206)	(3,258)	(6,281)	(6,256)
Net income (loss) from equity affiliates and other items	1,620		1,012	1,754	1,700
Tax on net operating income	(3,203)		(2,109)	(7,040)	(4,892)
Net cost of net debt	(523)		(486)	(1,043)	(871)
Non-controlling interests	(37)	(122)	(59)	(159)	(129)
NET INCOME - TotalEnergies SHARE	5,438	5,810	2,687	11,248	6,538
Total expenditures	5,251	5,222	7,237	10,473	12,570
Total divestments	1,975	910	548	2,885	1,076
Cash flow from operating activities	10,858	$ 3,361	5,960	14,219	8,523
Intercompany
Business segment information
Sales	(24,349)		(18,647)	(45,256)	(38,302)
Revenues from sales	(24,349)		(18,647)	(45,256)	(38,302)
Operating expenses	24,349		18,647	$ 45,256	38,302
Exploration & Production
Business segment information
Number of countries for activities of exploration and production of oil and natural gas as well as carbon storage activities | country				50
Sales	1,830		1,369	$ 2,949	2,938
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,920)		(1,978)	(3,885)	(3,928)
Net income (loss) from equity affiliates and other items	292		58	678	191
Tax on net operating income	(2,570)		(1,793)	(4,996)	(4,121)
Total expenditures	2,282		3,186	5,142	6,233
Total divestments	460		80	922	438
Cash flow from operating activities	5,546		3,675	8,515	6,941
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	11,051		10,231	21,173	20,527
Operating expenses	(3,629)		(4,577)	(6,918)	(8,377)
Exploration & Production | Intercompany
Business segment information
Sales	(9,221)		(8,862)	(18,224)	(17,589)
Integrated LNG
Business segment information
Sales	1,880		2,586	4,810	5,674
Depreciation, depletion and impairment of tangible assets and mineral interests	(413)		(397)	(834)	(788)
Net income (loss) from equity affiliates and other items	767		578	1,220	1,143
Tax on net operating income	(167)		(166)	(483)	(441)
Total expenditures	874		877	1,523	1,779
Total divestments	(36)		25	115	35
Cash flow from operating activities	2,137		539	1,017	2,282
Integrated LNG | Business segments and Corporate
Business segment information
Revenues from sales	4,138		4,455	9,878	10,795
Operating expenses	(3,469)		(3,632)	(7,621)	(8,588)
Integrated LNG | Intercompany
Business segment information
Sales	(2,258)		(1,869)	(5,068)	(5,121)
Integrated Power
Business segment information
Sales	3,846		3,958	9,287	9,925
Depreciation, depletion and impairment of tangible assets and mineral interests	(74)		(108)	(237)	(183)
Net income (loss) from equity affiliates and other items	302		340	(511)	384
Tax on net operating income	(36)		(27)	(89)	(100)
Total expenditures	1,419		2,503	2,320	3,439
Total divestments	1,356		347	1,574	405
Cash flow from operating activities	(239)		799	(384)	400
Integrated Power | Business segments and Corporate
Business segment information
Revenues from sales	5,357		4,659	11,525	11,310
Operating expenses	(5,105)		(4,479)	(10,815)	(10,664)
Integrated Power | Intercompany
Business segment information
Sales	(1,511)		(701)	(2,238)	(1,385)
Refining & Chemicals
Business segment information
Sales	28,792		21,759	52,972	44,386
Excise taxes	(164)		(254)	(331)	(366)
Depreciation, depletion and impairment of tangible assets and mineral interests	(404)		(520)	(807)	(859)
Net income (loss) from equity affiliates and other items	204		(42)	429	(50)
Tax on net operating income	(259)		(12)	(955)	(95)
Total expenditures	385		351	1,001	593
Total divestments	20		42	43	48
Cash flow from operating activities	3,565		887	5,129	(1,096)
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	39,686		28,511	71,914	57,837
Operating expenses	(37,806)		(27,995)	(66,476)	(56,643)
Refining & Chemicals | Intercompany
Business segment information
Sales	(11,058)		(7,006)	(19,273)	(13,817)
Marketing & Services
Business segment information
Sales	25,422		19,944	45,911	38,945
Excise taxes	(4,510)		(4,697)	(8,990)	(8,940)
Depreciation, depletion and impairment of tangible assets and mineral interests	(233)		(224)	(463)	(441)
Net income (loss) from equity affiliates and other items	86		113	(34)	103
Tax on net operating income	(183)		(168)	(430)	(266)
Total expenditures	197		234	349	406
Total divestments	178		38	230	135
Cash flow from operating activities	549		628	1,617	1,196
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	21,172		15,424	37,300	30,338
Operating expenses	(20,465)		(14,751)	(35,458)	(29,125)
Marketing & Services | Intercompany
Business segment information
Sales	(260)		(177)	(379)	(333)
Corporate
Business segment information
Sales	1		11	5	13
Depreciation, depletion and impairment of tangible assets and mineral interests	(31)		(31)	(55)	(57)
Net income (loss) from equity affiliates and other items	(31)		(35)	(28)	(71)
Tax on net operating income	12		57	(87)	131
Total expenditures	94		86	138	120
Total divestments	(3)		16	1	15
Cash flow from operating activities	(700)		(568)	(1,675)	(1,200)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	42		43	79	70
Operating expenses	(316)		(302)	(564)	(494)
Corporate | Intercompany
Business segment information
Sales	(41)		(32)	(74)	(57)
Adjustments
Business segment information
Net operating income	(597)		(913)	(137)	(1,268)
Adjustments | Exploration & Production
Business segment information
Net operating income	(7)		(33)	245	(133)
Adjustments | Integrated LNG
Business segment information
Net operating income	49		(203)	35	(214)
Adjustments | Integrated Power
Business segment information
Net operating income	(89)		(189)	(1,205)	(333)
Adjustments | Refining & Chemicals
Business segment information
Net operating income	(379)		(447)	706	(500)
Adjustments | Marketing & Services
Business segment information
Net operating income	(123)		(18)	153	(43)
Adjustments | Corporate
Business segment information
Net operating income	(48)		(23)	(71)	(45)
Adjusted
Business segment information
Net operating income	6,595		4,145	12,587	8,806
Adjusted | Exploration & Production
Business segment information
Net operating income	3,231		1,974	5,807	4,425
Adjusted | Integrated LNG
Business segment information
Net operating income	807		1,041	2,125	2,335
Adjusted | Integrated Power
Business segment information
Net operating income	533		574	1,078	1,080
Adjusted | Refining & Chemicals
Business segment information
Net operating income	1,800		389	3,399	690
Adjusted | Marketing & Services
Business segment information
Net operating income	500		412	762	652
Adjusted | Corporate
Business segment information
Net operating income	$ (276)		$ (245)	$ (584)	$ (376)